ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Schedule of Accounts Receivable

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of:

	June 30, 2020		December 31, 2019
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$8,662	7.31%	$28,500	7.31%
Third Party - Insurance Note 2	41,282	5.26%	—	6.36%
Third Party - Insurance Note 3	1,656	—	13,799	—
Third Party - Insurance Note 4	124,196	—	—	6.36%
Total	$175,796		$42,299

Accounts receivable were as follows at December 31, 2019 and 2018:

	2019	2018
Accounts receivable	$2,757,013	$1,538,793
Allowance for doubtful accounts	(145,405)	—
	$2,611,608	$1,538,793